General (Details Narrative) (10-K) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	May 15, 2021	Apr. 21, 2021
Accumulated losses	$ (42,066)		$ (39,352)	$ (34,285)
Cash flows from operations	$ (2,050)	$ (2,963)	$ (3,830)	$ (3,950)
Subsequent Event [Member] | Certain Investor [Member] | Credit Line Agreement [Member]
Line of credit maximum borrowing capacity					$ 3,000	$ 3,000
Shareholders [Member]
Ownership percentage				100.00%